Income Taxes	6 Months Ended
Jun. 30, 2026
Income Tax Disclosure [Line Items]
Income Taxes
12.
Income taxes

The Company files its primary tax return in the United Kingdom (“the UK”). Its subsidiaries file income tax returns in various global jurisdictions. The consolidated effective tax rate was 3.1% and (0.9)% for the six months ended June 30, 2026 and 2025, respectively. The Company’s income tax benefit/(expense) was $4.5 million and $(0.5) million for the six months ended June 30, 2026 and 2025, respectively.

The consolidated effective tax rate for the six months ended June 30, 2026 differs from the UK statutory tax rate of 25%, primarily due to the Company’s valuation allowance movement, income earned in jurisdictions subject to taxes at rates that differ from the UK federal statutory rate, and the impact of permanent book-to-tax differences and discrete one-time items recognized during the period. Discrete items include certain one-off transactions that are recognized separately from the estimated annual effective tax rate in accordance with ASC 740. The Company evaluates its effective tax rate on a year-to-date basis at the end of each interim period and adjusts it as necessary based on changes in the estimated full-year results and material discrete items.